Average Annual Total Returns		12 Months Ended	46 Months Ended	58 Months Ended	60 Months Ended	64 Months Ended	67 Months Ended	76 Months Ended	120 Months Ended
	Feb. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Madison Conservative Allocation Fund | ICE BofA U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.16%			(0.48%)				1.99%
Madison Conservative Allocation Fund | Conservative Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.24%			3.84%				5.82%
Madison Conservative Allocation Fund | Conservative Allocation Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.99%			0.63%				3.51%
Madison Conservative Allocation Fund | Conservative Allocation Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.88%			(0.48%)				2.24%
Madison Conservative Allocation Fund | Conservative Allocation Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.76%			0.09%				2.34%
Madison Moderate Allocation Fund | S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			14.42%				14.82%
Madison Moderate Allocation Fund | Moderate Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.82%			6.85%				8.47%
Madison Moderate Allocation Fund | Moderate Allocation Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.79%			2.45%				5.23%
Madison Moderate Allocation Fund | Moderate Allocation Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.33%			0.98%				3.66%
Madison Moderate Allocation Fund | Moderate Allocation Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.84%			1.36%				3.67%
Madison Aggressive Allocation Fund | S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			14.42%				14.82%
Madison Aggressive Allocation Fund | Aggressive Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.71%			9.25%				10.55%
Madison Aggressive Allocation Fund | Aggressive Allocation Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		6.04%			3.75%				6.45%
Madison Aggressive Allocation Fund | Aggressive Allocation Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.54%			2.21%				4.82%
Madison Aggressive Allocation Fund | Aggressive Allocation Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.59%			2.38%				4.68%
Madison Diversified Income Fund | ICE BofA U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.16%			(0.48%)				1.99%
Madison Diversified Income Fund | S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			14.42%				14.82%
Madison Diversified Income Fund | Diversified Income Custom Benchmark
Prospectus [Line Items]
Average Annual Return, Percent		7.00%			5.02%				6.15%
Madison Diversified Income Fund | Diversified Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.53%			2.78%				5.96%
Madison Diversified Income Fund | Diversified Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.47%)			0.19%				3.92%
Madison Diversified Income Fund | Diversified Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.28%			1.59%				4.30%
Madison Tax-Free National Fund | ICE BofA 1-22 Year U.S. Municipal Securities Index (reflects no deductions for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.65%			1.15%				2.33%
Madison Tax-Free National Fund | Tax-Free National Fund Class Y
Prospectus [Line Items]
Average Annual Return, Percent		3.91%			0.36%				1.61%
Madison Tax-Free National Fund | Tax-Free National Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.91%			0.28%				1.53%
Madison Tax-Free National Fund | Tax-Free National Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.37%			0.73%				1.72%
Madison High Quality Bond Fund | Bloomberg U.S. Intermediate Government Credit A+ Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.75%	1.99%		0.81%				2.01%
Madison High Quality Bond Fund | High Quality Bond Fund Class Y
Prospectus [Line Items]
Average Annual Return, Percent		6.21%			0.80%				1.58%
Madison High Quality Bond Fund | High Quality Bond Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.77%			(0.10%)				0.82%
Madison High Quality Bond Fund | High Quality Bond Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.66%			0.23%				0.89%
Madison High Quality Bond Fund | High Quality Bond Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		6.36%	2.26%
Performance Inception Date	Feb. 28, 2022
Madison Core Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	0.79%	0.79%	(0.36%)				2.01%
Madison Core Bond Fund | Core Bond Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.15%			(1.37%)				1.52%
Madison Core Bond Fund | Core Bond Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.74%			(2.40%)				0.45%
Madison Core Bond Fund | Core Bond Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.25%			(1.46%)				0.72%
Madison Core Bond Fund | Core Bond Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.42%		0.37%
Performance Inception Date	Feb. 26, 2021
Madison Core Bond Fund | Core Bond Class R6
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	1.21%
Performance Inception Date	Feb. 28, 2022
Madison Core Bond Fund | Core Bond Fund Class Y
Prospectus [Line Items]
Average Annual Return, Percent		7.27%			(0.13%)				2.28%
Madison Covered Call & Equity Income Fund | S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.08%		14.42%				14.82%
Madison Covered Call & Equity Income Fund | CBOE S&P 500 BuyWrite® IndexSM (BXM) (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.91%	7.91%		9.33%				7.31%
Madison Covered Call & Equity Income Fund | Covered Call & Equity Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.31%			7.07%				7.07%
Madison Covered Call & Equity Income Fund | Covered Call & Equity Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.21%)			3.99%				4.02%
Madison Covered Call & Equity Income Fund | Covered Call & Equity Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.13%			4.21%				4.16%
Madison Covered Call & Equity Income Fund | Covered Call & Equity Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		6.68%	6.60%
Performance Inception Date	Feb. 28, 2022
Madison Covered Call & Equity Income Fund | Covered Call & Equity Income Fund Class Y
Prospectus [Line Items]
Average Annual Return, Percent		6.67%			8.64%				7.98%
Madison Covered Call & Equity Income Fund | Covered Call & Equity Income Fund Class R6
Prospectus [Line Items]
Average Annual Return, Percent		6.76%			8.78%				8.12%
Madison Dividend Income Fund | S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.08%		14.42%	15.09%	17.36%		14.82%
Madison Dividend Income Fund | Russell 1000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	9.48%		11.33%	13.22%	14.07%		10.53%
Madison Dividend Income Fund | Lipper Equity Income Funds Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.20%	9.50%		11.22%	12.49%	13.47%		10.83%
Madison Dividend Income Fund | Dividend Income Fund Class Y
Prospectus [Line Items]
Average Annual Return, Percent		8.17%			6.57%				9.41%
Madison Dividend Income Fund | Dividend Income Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.29%			3.69%				7.27%
Madison Dividend Income Fund | Dividend Income Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.85%			4.58%				7.19%
Madison Dividend Income Fund | Dividend Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.71%			5.06%		7.71%
Performance Inception Date	May 29, 2020
Madison Dividend Income Fund | Dividend Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		8.29%			6.68%	8.03%
Performance Inception Date	Aug. 31, 2020
Madison Dividend Income Fund | Dividend Income Fund Cass R6
Prospectus [Line Items]
Average Annual Return, Percent		8.37%	4.32%
Performance Inception Date	Feb. 28, 2022
Madison Large Cap Fund | S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			14.42%	15.09%			14.82%
Madison Large Cap Fund | Large Cap Fund Class Y
Prospectus [Line Items]
Average Annual Return, Percent		3.31%			10.07%				12.79%
Madison Large Cap Fund | Large Cap Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.47%			8.06%				10.69%
Madison Large Cap Fund | Large Cap Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.98%			7.51%				10.00%
Madison Large Cap Fund | Large Cap Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		3.40%			10.17%	11.49%
Performance Inception Date	Aug. 31, 2020
Madison Large Cap Fund | Large Cap Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.87%)			8.49%				11.84%
Madison Large Cap Fund | Large Cap Fund Class R6
Prospectus [Line Items]
Average Annual Return, Percent		3.51%			10.26%				12.98%
Madison Mid Cap Fund | Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.60%			8.67%	11.44%			11.01%
Madison Mid Cap Fund | Mid Cap Fund Class Y
Prospectus [Line Items]
Average Annual Return, Percent		1.62%			9.12%				11.14%
Madison Mid Cap Fund | Mid Cap Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.29%			8.17%				10.08%
Madison Mid Cap Fund | Mid Cap Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.97%			7.03%				8.92%
Madison Mid Cap Fund | Mid Cap Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		1.66%			9.23%	11.14%
Performance Inception Date	Aug. 31, 2020
Madison Mid Cap Fund | Mid Cap Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		(4.62%)			7.37%				10.01%
Madison Mid Cap Fund | Mid Cap Fund Class R6
Prospectus [Line Items]
Average Annual Return, Percent		1.75%			9.32%				11.36%
Madison Small Cap Fund | Russell 2000® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.69%	3.93%	6.09%			9.82%	9.62%
Madison Small Cap Fund | Russell 2500™ Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.91%	6.99%	5.59%	7.26%			10.50%	10.40%
Madison Small Cap Fund | Small Cap Fund Class Y
Prospectus [Line Items]
Average Annual Return, Percent		(7.12%)			3.68%				7.59%
Madison Small Cap Fund | Small Cap Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(10.53%)			0.98%				4.15%
Madison Small Cap Fund | Small Cap Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(4.18%)			2.41%				4.81%
Madison Small Cap Fund | Small Cap Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		(12.64%)			2.23%			6.86%
Performance Inception Date	Aug. 31, 2019
Madison Small Cap Fund | Small Cap Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		(6.92%)		1.80%
Performance Inception Date	Feb. 26, 2021
Madison Small Cap Fund | Small Cap Fund Class R6
Prospectus [Line Items]
Average Annual Return, Percent		(6.91%)	2.18%
Performance Inception Date	Feb. 28, 2022